EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2023 and 2022, we have the following participation in investments that are recorded using the equity method:

	2023	2022
Avenir LNG Limited (“Avenir”)	23.5%	23.5%
Logística e Distribuição de Gás S.A. (“LOGAS”)	58.0%	—%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	4.4%
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)	51.0%	—%
CoolCo	—%	8.3%
The carrying amounts of our equity method investments as of December 31, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Avenir	35,729	41,790
LOGAS	9,261	—
ECGS	5,237	4,503
Aqualung	2,244	2,376
MGAS	1,511	—
CoolCo	—	55,439
Total equity method investments	53,982	104,108

The components of our equity method investments are as follows:

(in thousands of $)	2023	2022
Balance as of January 1,	104,108	52,215
Additions	9,678	129,662
Net (losses)/income	(2,520)	19,041
Guarantees	(751)	1,708
Employee stock compensation	—	127
Share of other comprehensive losses	(488)	(797)
Net proceeds from disposal	(56,045)	(97,848)
Balance as of December 31,	53,982	104,108
Summarized unaudited financial information of our material equity method investments shown on a 100% basis are as follows:

	December 31, 2023
(in thousands of $)	ECGS	Avenir	LOGAS
Balance Sheet
Current assets	34,834	25,447	8,458
Non-current assets	72	264,124	8,462
Current liabilities	(22,925)	(39,182)	(1,846)
Non-current liabilities	(931)	(128,171)	(243)

Statement of Operations
Revenue	50,690	72,786	11,353
Net income/(loss)	881	(19,377)	1,876

	December 31, 2022
(in thousands of $)	CoolCo	ECGS	Avenir
Balance Sheet
Current assets	145,338	36,504	34,028
Non-current assets	1,912,723	97	270,177
Current liabilities	(278,589)	(25,501)	(69,509)
Non-current liabilities	(1,063,959)	(931)	(92,694)

Statement of Operations
Revenue	256,434	58,680	62,875
Net income/(loss)	110,744	713	(16,217)